Purchased Loans - Fair Value of Loans Purchased from Charter (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities [Abstract]
Contractually-required principal	$ 104,127
Nonaccretable difference	(68)
Cash flows expected to be collected	104,059
Accretable yield	(394)	$ (8)
Fair Value	$ 103,665